BENEFIT PLANS (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Retirement savings plan qualified under Section 401(k) of the Internal Revenue Code and other various benefit plans
Employee contribution as maximum percentage of pre-tax earnings		50.00%
Employer contribution against each dollar contributed by employee (as a percent)		50.00%
Matching contributions		$ 2.2	$ 1.8	$ 1.6
Deferred compensation plan
Vesting percentage under deferred compensation plan		100.00%
Shares of common stock reserved for issuance pursuant to deferred compensation plan		100,000
Shares of common stock outstanding that are reserved for issuance under deferred compensation plan		52,902
HVO
Deferred compensation plan
Business Combination, Consideration Transferred	$ 10.6
Investments in marketable securities		$ 11.4
Unrealized trading gains (losses)		$ 0.1	$ (0.7)
Maximum
Retirement savings plan qualified under Section 401(k) of the Internal Revenue Code and other various benefit plans
Employer's maximum contribution of participant's eligible earnings (as a percent)		3.00%